Segment Information - Net sales from external customers (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Services	$ 60,216,470	$ 59,788,397	$ 57,331,417
Royalties	558,163	1,187,135	689,870
Goods	994,471	683,740	775,318
Leases	11,998,826	13,867,337	15,118,827
Total revenue	$ 73,767,930	$ 75,526,609	$ 73,915,432